CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 27,448	$ 24,878	$ 23,196
Cost of products sold	17,131	15,375	14,762
Selling and administrative expense	4,311	4,077	3,795
Research and development expense	797	794	754
Interest expense - net	241	130	151
Other expense (income) - net	37	(64)	(93)
Income before income taxes	4,932	4,566	3,827
Income tax expense	841	768	604
Net income	4,090	3,798	3,223
Less net income for noncontrolling interests	(3)	(4)	(5)
Net income attributable to Eaton ordinary shareholders	$ 4,087	$ 3,794	$ 3,218
Net income per share attributable to Eaton ordinary shareholders
Diluted (USD per share)	$ 10.45	$ 9.50	$ 8.02
Basic (USD per share)	$ 10.48	$ 9.54	$ 8.06
Weighted-average number of ordinary shares outstanding
Diluted (in shares)	391.2	399.4	401.1
Basic (in shares)	389.9	397.6	399.1
Cash dividends declared per ordinary share (USD per share)	$ 4.16	$ 3.76	$ 3.44